Post Employment Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Post Employment Obligations [Line Items]
Total post-employment obligations, net	$ 62,820,044	$ 62,699,415	$ 58,951,586
Employee severance indemnities
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	43,374,602	42,264,281
Complementary Pension
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	14,208,449	14,971,439
Health Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	2,383,550	2,545,406
Energy Supply Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	$ 2,853,443	$ 2,918,289